Risks Arising From Financial Instruments - Disclosure of Financial Assets And Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Financial assets and liabilities [line items]
Financial assets at amortized cost	$ 4,629	$ 4,515
Financial assets at fair value through profit or loss	446	475
Financial assets at fair value through OCI	736	1,001
Total	5,811	5,991
Financial liabilities at amortized cost	110,904	119,372
Financial liabilities at fair value through profit or loss	5,610	6,120
Financial liabilities at fair value through OCI	276	686
Total	116,790	126,178
Equity swaps [member]
Disclosure of Financial assets and liabilities [line items]
Total	5,412	5,353
Trades and other payables [member]
Disclosure of Financial assets and liabilities [line items]
Financial liabilities at amortized cost	22,074	20,807
Total	22,074	20,807
Secured bank loans [member]
Disclosure of Financial assets and liabilities [line items]
Financial liabilities at amortized cost	628	702
Total	628	702
Unsecured bank loans [member]
Disclosure of Financial assets and liabilities [line items]
Financial liabilities at amortized cost	106	294
Total	106	294
Unsecured other loans [member]
Disclosure of Financial assets and liabilities [line items]
Financial liabilities at amortized cost	40	83
Total	40	83
Lease liabilities [member]
Disclosure of Financial assets and liabilities [line items]
Financial liabilities at amortized cost	2,277	2,234
Total	2,277	2,234
Unsecured bond issues [member]
Disclosure of Financial assets and liabilities [line items]
Financial liabilities at amortized cost	85,726	93,725
Total	85,726	93,725
Commercial paper [Member]
Disclosure of Financial assets and liabilities [line items]
Financial liabilities at amortized cost	0	1,522
Total	0	1,522
Bank Overdrafts [Member]
Disclosure of Financial assets and liabilities [line items]
Financial liabilities at amortized cost	53	5
Total	53	5
Non-current financial liabilities [Member]
Disclosure of Financial assets and liabilities [line items]
Financial liabilities at amortized cost	88,182	96,748
Financial liabilities at fair value through profit or loss	100	1,758
Total	88,282	98,506
Current financial liabilities [Member]
Disclosure of Financial assets and liabilities [line items]
Financial liabilities at amortized cost	22,722	22,624
Financial liabilities at fair value through profit or loss	5,510	4,362
Financial liabilities at fair value through OCI	276	686
Total	28,508	27,672
Derivatives not designated [member] | Equity swaps [member]
Disclosure of Financial assets and liabilities [line items]
Financial liabilities at fair value through profit or loss	5,412	5,353
Total	5,412	5,353
Derivatives not designated [member] | Cross currency interest rate swaps [Member]
Disclosure of Financial assets and liabilities [line items]
Financial liabilities at fair value through profit or loss	172	446
Total	172	446
Derivatives designated [member] | Equity swaps [member]
Disclosure of Financial assets and liabilities [line items]
Financial liabilities at fair value through OCI	0	21
Total	0	21
Derivatives designated [member] | Cross currency interest rate swaps [Member]
Disclosure of Financial assets and liabilities [line items]
Financial liabilities at fair value through OCI	98	264
Total	98	264
Derivatives designated [member] | Forward exchange contracts [member]
Disclosure of Financial assets and liabilities [line items]
Financial liabilities at fair value through OCI	103	370
Total	103	370
Derivatives designated [member] | Interest rate swap [member]
Disclosure of Financial assets and liabilities [line items]
Financial liabilities at fair value through OCI	3	0
Total	3	0
Derivatives designated [member] | Other commodity derivatives [Member]
Disclosure of Financial assets and liabilities [line items]
Financial liabilities at fair value through OCI	35	26
Total	35	26
Trade and other receivables [member]
Disclosure of Financial assets and liabilities [line items]
Financial assets at amortized cost	4,607	4,493
Total	4,607	4,493
Unquoted Debt [member]
Disclosure of Financial assets and liabilities [line items]
Financial assets at amortized cost	22	22
Total	22	22
Quoted Debt [member]
Disclosure of Financial assets and liabilities [line items]
Financial assets at fair value through profit or loss	374	396
Total	374	396
Equity instruments [member]
Disclosure of Financial assets and liabilities [line items]
Financial assets at fair value through OCI	139	115
Total	139	115
Foreign currency futures [member] | Derivatives designated [member]
Disclosure of Financial assets and liabilities [line items]
Financial liabilities at fair value through OCI	37	5
Total	37	5
Non-current financial assets [Member]
Disclosure of Financial assets and liabilities [line items]
Financial assets at amortized cost	526	588
Financial assets at fair value through profit or loss	73	79
Financial assets at fair value through OCI	115	174
Total	714	841
Current financial assets [Member]
Disclosure of Financial assets and liabilities [line items]
Financial assets at amortized cost	4,103	3,927
Financial assets at fair value through profit or loss	373	396
Financial assets at fair value through OCI	621	827
Total	5,097	5,150
Derivatives not designated [member] | Derivatives not designated [member] | Forward exchange contracts [member]
Disclosure of Financial assets and liabilities [line items]
Financial liabilities at fair value through profit or loss	26	321
Total	26	321
Derivatives not designated [member] | Equity swaps [member]
Disclosure of Financial assets and liabilities [line items]
Financial assets at fair value through profit or loss	0	27
Total	0	27
Derivatives not designated [member] | Interest rate swap [member]
Disclosure of Financial assets and liabilities [line items]
Financial assets at fair value through profit or loss	20	45
Total	20	45
Derivatives not designated [member] | Cross currency interest rate swap [member]
Disclosure of Financial assets and liabilities [line items]
Financial assets at fair value through profit or loss	52	7
Total	52	7
Derivatives designated [member] | Interest rate swap [member]
Disclosure of Financial assets and liabilities [line items]
Financial assets at fair value through OCI	17	35
Total	17	35
Derivatives designated [member] | Cross currency interest rate swap [member]
Disclosure of Financial assets and liabilities [line items]
Financial assets at fair value through OCI	60	100
Total	60	100
Derivatives designated [member] | Foreign Exchange Contracts [Member]
Disclosure of Financial assets and liabilities [line items]
Financial assets at fair value through OCI	238	480
Total	238	480
Derivatives designated [member] | Foreign currency futures [member]
Disclosure of Financial assets and liabilities [line items]
Financial assets at fair value through OCI	0	36
Total	0	36
Derivatives designated [member] | Commodity derivatives [member]
Disclosure of Financial assets and liabilities [line items]
Financial assets at fair value through OCI	282	235
Total	$ 282	$ 235